SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	$ 110	$ 150	$ 119	$ 289
Deferred Income Tax Expense Benefit	73	100	(8)	(54)
Income Tax Expense (Benefit)	183	250	111	235
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit	110	150	99	289
Deferred Income Tax Expense Benefit	73	100	(47)	(61)
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense Benefit			20
Deferred Income Tax Expense Benefit			$ 39	$ 7